UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4410
                                                      --------

                           Oppenheimer Discovery Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

MARCH 31, 2008

--------------------------------------------------------------------------------

                                                                   Management
   Oppenheimer                                                    Commentaries
   Discovery Fund                                                     and
                                                                   Semiannual
                                                                     Report

--------------------------------------------------------------------------------

   MANAGEMENT COMMENTARIES

     An Interview with Your Fund's Manager

     Listing of Top Holdings

   SEMIANNUAL REPORT

     Listing of Investments

     Financial Statements

                                                       [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Commercial Services & Supplies                                             9.7%
--------------------------------------------------------------------------------
Internet Software & Services                                               6.9
--------------------------------------------------------------------------------
Software                                                                   6.8
--------------------------------------------------------------------------------
Machinery                                                                  6.0
--------------------------------------------------------------------------------
Health Care Providers & Services                                           5.7
--------------------------------------------------------------------------------
Life Sciences Tools & Services                                             5.3
--------------------------------------------------------------------------------
Energy Equipment & Services                                                5.1
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                           5.0
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                4.7
--------------------------------------------------------------------------------
Biotechnology                                                              4.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Central European Distribution Corp.                                        2.1%
--------------------------------------------------------------------------------
ICON plc, Sponsored ADR                                                    2.0
--------------------------------------------------------------------------------
Chattem, Inc.                                                              1.7
--------------------------------------------------------------------------------
Illumina, Inc.                                                             1.7
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc.                                                   1.7
--------------------------------------------------------------------------------
LKQ Corp.                                                                  1.7
--------------------------------------------------------------------------------
Arena Resources, Inc.                                                      1.6
--------------------------------------------------------------------------------
SBA Communications Corp.                                                   1.6
--------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc.                                                    1.5
--------------------------------------------------------------------------------
NuVasive, Inc.                                                             1.5

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

                       10 | OPPENHEIMER DISCOVERY FUND

SECTOR ALLOCATION

[PIE CHART]

Health Care                                          23.2%
Industrials                                          22.9
Information Technology                               21.8
Consumer Discretionary                               13.0
Energy                                               10.3
Consumer Staples                                      4.0
Financials                                            3.2
Telecommunication Services                            1.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of common stocks.

                         11 | OPPENHEIMER DISCOVERY FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 9/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 4/4/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                         12 | OPPENHEIMER DISCOVERY FUND

      CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                         13 | OPPENHEIMER DISCOVERY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

                         14 | OPPENHEIMER DISCOVERY FUND
      described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING           ENDING             EXPENSES
                                ACCOUNT             ACCOUNT            PAID DURING
                                VALUE               VALUE              6 MONTHS ENDED
ACTUAL                          OCTOBER 1, 2007     MARCH 31, 2008     MARCH 31, 2008
----------------------------------------------------------------------------------------
Class A                         $      1,000.00     $       857.30     $          5.78
----------------------------------------------------------------------------------------
Class B                                1,000.00             854.10                9.37
----------------------------------------------------------------------------------------
Class C                                1,000.00             853.80                9.74
----------------------------------------------------------------------------------------
Class N                                1,000.00             855.90                7.32
----------------------------------------------------------------------------------------
Class Y                                1,000.00             858.50                4.38

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------------
Class A                                1,000.00           1,018.80                6.28
----------------------------------------------------------------------------------------
Class B                                1,000.00           1,014.95               10.18
----------------------------------------------------------------------------------------
Class C                                1,000.00           1,014.55               10.58
----------------------------------------------------------------------------------------
Class N                                1,000.00           1,017.15                7.95
----------------------------------------------------------------------------------------
Class Y                                1,000.00           1,020.30                4.76

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2008 are as follows:

CLASS                                  EXPENSE RATIOS
------------------------------------------------------
Class A                                      1.24%
------------------------------------------------------
Class B                                      2.01
------------------------------------------------------
Class C                                      2.09
------------------------------------------------------
Class N                                      1.57
------------------------------------------------------
Class Y                                      0.94

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                         15 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                    SHARES               VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
COMMON STOCKS -- 95.0%
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.3%
-------------------------------------------------------------------------------
DISTRIBUTORS -- 1.7%
LKQ Corp.1                                         480,688     $    10,801,059
-------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 4.0%
American Public
Education, Inc. 1
                                                   201,482           6,119,008
-------------------------------------------------------------------------------
Capella Education Co. 1                             87,100           4,755,660
-------------------------------------------------------------------------------
New Oriental Education &
Technology Group, Inc.,
Sponsored ADR 1                                    133,100           8,632,866
-------------------------------------------------------------------------------
Strayer Education, Inc.                             38,000           5,795,000
                                                               ----------------
                                                                    25,302,534

-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 3.5%
Bally Technologies, Inc. 1                          89,356           3,068,485
-------------------------------------------------------------------------------
Chipotle Mexican Grill,
Inc., Cl. B1                                        58,859           5,714,620
-------------------------------------------------------------------------------
Orient-Express
Hotel Ltd., Cl. A                                   94,640           4,084,662
-------------------------------------------------------------------------------
WMS Industries, Inc. 1                             260,200           9,359,394
                                                               ----------------
                                                                    22,227,161

-------------------------------------------------------------------------------
MEDIA -- 1.1%
VisionChina Media,
Inc., ADR 1                                        626,100           6,937,188
-------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.1%
Guess?, Inc.                                       102,764           4,158,859
-------------------------------------------------------------------------------
J. Crew Group, Inc. 1                               72,800          3,215,576
                                                               ----------------
                                                                     7,374,435

-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Deckers Outdoor Corp. 1                             54,600           5,886,972
-------------------------------------------------------------------------------
CONSUMER STAPLES -- 3.8%
-------------------------------------------------------------------------------
BEVERAGES -- 2.1%
Central European
Distribution Corp. 1                               230,409          13,407,500
-------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.7%
Chattem, Inc. 1                                    167,900          11,138,486
-------------------------------------------------------------------------------
ENERGY -- 9.8%
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 5.1%
Atwood Oceanics, Inc. 1                             50,800           4,659,376
-------------------------------------------------------------------------------
Core Laboratories NV 1                              68,100           8,124,330

                                                    SHARES               VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Hornbeck Offshore
Services, Inc. 1                                   159,100     $     7,266,097
--------------------------------------------------------------------------------
Oceaneering
International, Inc. 1                              101,900           6,419,700
--------------------------------------------------------------------------------
Willbros Group, Inc. 1                             200,353           6,130,802
                                                               -----------------
                                                                    32,600,305

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 4.7%
Arena Resources, Inc. 1                            269,000          10,412,990
--------------------------------------------------------------------------------
Berry Petroleum Co.,
Cl. A                                              103,100           4,793,119
--------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc. 1                          166,300           9,856,601
--------------------------------------------------------------------------------
Petrohawk Energy Corp. 1                           250,900           5,060,653
                                                               -----------------
                                                                    30,123,363

--------------------------------------------------------------------------------
FINANCIALS -- 3.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.3%
GFI Group, Inc.                                     78,753           4,512,547
--------------------------------------------------------------------------------
Waddell & Reed
Financial, Inc., Cl. A                             121,300           3,897,369
                                                               -----------------
                                                                     8,409,916

--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.2%
Signature Bank 1                                    51,600           1,315,800
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
MSCI, Inc., Cl. A 1                                 16,780             499,205
--------------------------------------------------------------------------------
INSURANCE -- 0.6%
eHealth, Inc. 1                                    172,600           3,809,282
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
Digital Realty Trust, Inc.                         144,800           5,140,400
--------------------------------------------------------------------------------
HEALTH CARE -- 22.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 4.7%
Alexion
Pharmaceuticals, Inc. 1                            141,700           8,402,810
--------------------------------------------------------------------------------
BioMarin
Pharmaceutical, Inc. 1                             236,300           8,357,931
--------------------------------------------------------------------------------
Cepheid, Inc. 1                                     89,200           4,614,588
--------------------------------------------------------------------------------
Genomic Health, Inc. 1                             281,500           5,317,535
--------------------------------------------------------------------------------
United
Therapeutics Corp. 1                                36,255           3,143,309
                                                               -----------------
                                                                    29,836,173

                         16 | OPPENHEIMER DISCOVERY FUND

                                                    SHARES               VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.0%
IDEXX Laboratories, Inc. 1                         221,100     $    10,891,386
--------------------------------------------------------------------------------
Meridian Bioscience, Inc.                          145,000           4,847,350
--------------------------------------------------------------------------------
NuVasive, Inc. 1                                   284,400           9,814,644
--------------------------------------------------------------------------------
Wright Medical
Group, Inc. 1                                      266,700           6,438,138
                                                               -----------------
                                                                    31,991,518

--------------------------------------------------------------------------------
HEALTH CARE PROVIDER & SERVICES -- 5.7%
Amedisys, Inc. 1                                   118,000           4,642,120
--------------------------------------------------------------------------------
athenahealth, Inc. 1                               143,000           3,384,810
--------------------------------------------------------------------------------
Bio-Reference
Laboratories, Inc. 1                               241,500           6,382,845
--------------------------------------------------------------------------------
Genoptix, Inc. 1                                   222,511           5,565,000
--------------------------------------------------------------------------------
HMS Holdings Corp. 1                               271,501           7,751,354
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                      127,422           8,588,243
                                                               -----------------
                                                                    36,314,372

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY -- 0.9%
Omnicell, Inc. 1                                   302,966           6,089,617
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 5.3%
AMAG
Pharmaceuticals, Inc. 1                             85,200           3,444,636
--------------------------------------------------------------------------------
Covance, Inc. 1                                     79,000           6,554,630
--------------------------------------------------------------------------------
ICON plc,
Sponsored ADR 1                                    200,700          13,023,423
--------------------------------------------------------------------------------
Illumina, Inc. 1                                   144,200          10,944,780
                                                               -----------------
                                                                    33,967,469

--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.4%
Xenoport, Inc. 1                                    61,541           2,490,564
--------------------------------------------------------------------------------
INDUSTRIALS -- 21.8%
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 3.7%
BE Aerospace, Inc. 1                               224,400           7,842,780
--------------------------------------------------------------------------------
HEICO Corp.                                        124,900           6,088,875
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                           197,000           4,747,700
--------------------------------------------------------------------------------
TransDigm Group, Inc. 1                            130,800           4,846,140
                                                               -----------------
                                                                    23,525,495

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 9.7%
Clean Harbors, Inc. 1                              111,500           7,247,500

                                                    SHARES               VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Corrections Corp.
of America 1                                       229,800     $     6,324,096
--------------------------------------------------------------------------------
FTI Consulting, Inc. 1                             105,600           7,501,824
--------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1                               238,637           4,892,059
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                            226,900           6,453,036
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                 127,200           8,180,232
--------------------------------------------------------------------------------
Ritchie Bros.
Auctioneers, Inc.                                  100,900           8,285,908
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                 189,100           9,738,650
--------------------------------------------------------------------------------
Watson Wyatt &
Co. Holdings                                        57,700           3,274,475
                                                               -----------------
                                                                    61,897,780

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 2.4%
Aecom Technology
Corp. 1                                            241,300           6,276,213
--------------------------------------------------------------------------------
Quanta Services, Inc. 1                            373,800           8,660,946
                                                               -----------------
                                                                    14,937,159

--------------------------------------------------------------------------------
MACHINERY -- 6.0%
Bucyrus International,
Inc., Cl. A                                         95,450           9,702,493
--------------------------------------------------------------------------------
Chart Industries, Inc. 1                           218,700           7,400,808
--------------------------------------------------------------------------------
Kaydon Corp.                                       100,600           4,417,346
--------------------------------------------------------------------------------
Middleby Corp. (The) 1                             138,200           8,622,298
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1                               225,900           8,387,667
                                                               -----------------
                                                                    38,530,612

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.7%
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
EnerNOC, Inc. 1                                    100,247           1,142,816
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.7%
Neutral Tandem, Inc. 1                             243,500           4,385,435
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.6%
JA Solar Holdings
Co. Ltd., ADS 1                                    213,000           3,961,800
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
FLIR Systems, Inc. 1                               218,256           6,567,323
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 6.9%
Ariba, Inc. 1                                      557,500           5,385,450
--------------------------------------------------------------------------------
Bankrate, Inc. 1                                   116,800           5,827,152
--------------------------------------------------------------------------------
comScore, Inc. 1                                   279,318           5,603,119

                         17 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                    SHARES               VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Equinix, Inc. 1                                     98,500     $     6,549,265
--------------------------------------------------------------------------------
Omniture, Inc. 1                                   227,700           5,284,917
--------------------------------------------------------------------------------
SINA Corp. 1                                        89,600           3,158,400
--------------------------------------------------------------------------------
VistaPrint Ltd. 1                                  218,900           7,650,555
--------------------------------------------------------------------------------
Vocus, Inc. 1                                      184,200           4,862,880
                                                               -----------------
                                                                    44,321,738

--------------------------------------------------------------------------------
IT SERVICES -- 0.8%
Syntel, Inc.                                       187,300           4,991,545
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 3.7%
Cavium Networks, Inc. 1                            352,136           5,775,030
--------------------------------------------------------------------------------
Microsemi Corp. 1                                  200,900           4,580,520
--------------------------------------------------------------------------------
Monolithic Power
Systems, Inc. 1                                    264,800           4,668,424
--------------------------------------------------------------------------------
Netlogic
Microsystems, Inc. 1                               164,400           3,968,616
--------------------------------------------------------------------------------
Tessera
Technologies, Inc. 1                               211,800           4,405,440
                                                               -----------------
                                                                    23,398,030

--------------------------------------------------------------------------------
SOFTWARE -- 6.8%
Advent Software, Inc. 1                            161,035           6,863,312
--------------------------------------------------------------------------------
Ansys, Inc. 1                                      179,196           6,185,846
--------------------------------------------------------------------------------
Blackbaud, Inc.                                    124,900           3,032,571
--------------------------------------------------------------------------------
Concur
Technologies, Inc. 1                               236,800           7,352,640


                                                      SHARES             VALUE
--------------------------------------------------------------------------------
SOFTWARE Continued

Magma Design

Automation, Inc. 1                                   249,663   $     2,389,275
--------------------------------------------------------------------------------
Nuance
Communications, Inc. 1                               320,100         5,572,941
--------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                 212,701         4,126,399
--------------------------------------------------------------------------------
Ultimate Software
Group,    Inc. (The) 1                               253,900         7,632,234
                                                               -----------------
                                                                    43,155,218

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.6%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
SBA Communications Corp.1
                                                     333,200         9,939,356

Total Common Stocks
(Cost $ 520,758,107)                                               606,417,626

--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 4.9%
--------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund,
Cl. E, 3.29% 2,3
(Cost $ 31,128,668)                               31,128,668        31,128,668
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $ 551,886,775)                                    99.9%      637,546,294
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                       0.1           695,686
                                              ----------------------------------
NET ASSETS                                             100.0%  $   638,241,980
                                              ==================================

                         18 | OPPENHEIMER DISCOVERY FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES           GROSS          GROSS            SHARES
                                    SEPTEMBER 30, 2007       ADDITIONS     REDUCTIONS    MARCH 31, 2008
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                          16,451,826     215,867,958    201,191,116        31,128,668

                                                                                               DIVIDEND
                                                                                  VALUE          INCOME
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                                        $  31,128,668      $  680,502

3.Rate shown is the 7-day yield as of March 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        19 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

March 31, 2008
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------------

Investments, at value -- see accompanying statement of investments:
Unaffiliated companies (cost $ 520,758,107)                            $  606,417,626
Affiliated companies (cost $31,128,668)                                    31,128,668
                                                                       ---------------
                                                                          637,546,294
--------------------------------------------------------------------------------------
Cash                                                                          481,913
--------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                            6,094,312
Shares of beneficial interest sold                                            283,083
Dividends                                                                     135,039
Other                                                                          62,425
                                                                       ---------------
Total assets                                                              644,603,066

--------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased                                                       5,045,506
Shares of beneficial interest redeemed                                        500,038
Distribution and service plan fees                                            383,390
Trustees' compensation                                                        187,436
Transfer and shareholder servicing agent fees                                 131,509
Shareholder communications                                                     88,589
Other                                                                          24,618
                                                                       ---------------
Total liabilities                                                           6,361,086

--------------------------------------------------------------------------------------
NET ASSETS                                                             $  638,241,980
                                                                       ===============

--------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------

Par value of shares of beneficial interest                             $       13,348
--------------------------------------------------------------------------------------
Additional paid-in capital                                                573,433,757
--------------------------------------------------------------------------------------
Accumulated net investment loss                                            (3,700,609)
--------------------------------------------------------------------------------------
Accumulated net realized loss on investments                              (17,164,035)
--------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                 85,659,519
                                                                       ---------------
NET ASSETS                                                             $  638,241,980
                                                                       ===============

                         20 | OPPENHEIMER DISCOVERY FUND

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$511,976,619 and 10,517,704 shares of beneficial interest outstanding)                  $ 48.68
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                $ 51.65
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$56,404,521 and 1,326,385 shares of beneficial interest outstanding)                    $ 42.53
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$35,030,856 and 807,214 shares of beneficial interest outstanding)                      $ 43.40
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 9,046,868
and 189,810 shares of beneficial interest outstanding)                                  $ 47.66
------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $25,783,116 and 506,724 shares of beneficial interest outstanding)        $ 50.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         21 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME
----------------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $8,417)                 $      555,509
Affiliated companies                                                                       680,502
----------------------------------------------------------------------------------------------------
Interest                                                                                    22,029
                                                                                    ----------------
Total investment income                                                                  1,258,040
----------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------

Management fees                                                                          2,531,832
----------------------------------------------------------------------------------------------------

Distribution and service plan fees:
Class A                                                                                    686,765
Class B                                                                                    311,864
Class C                                                                                    193,573
Class N                                                                                     26,354
----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                    711,128
Class B                                                                                     70,670
Class C                                                                                     65,883
Class N                                                                                     17,713
Class Y                                                                                     84,027
----------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                     70,892
Class B                                                                                     19,086
Class C                                                                                      4,832
Class N                                                                                        817
Class Y                                                                                         37
----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      16,157
----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  2,730
----------------------------------------------------------------------------------------------------
Other                                                                                       25,529
                                                                                    ----------------
Total expenses                                                                           4,839,889
Less reduction to custodian expenses                                                        (1,366)
Less waivers and reimbursements of expenses                                                (67,522)
                                                                                    --------------
Net expenses                                                                             4,771,001
----------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                     (3,512,961)
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS

Net realized loss on investments from unaffiliated companies                            (4,593,559)
----------------------------------------------------------------------------------------------------

Net change in unrealized appreciation on investments                                   (99,543,495)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ (107,650,015)
                                                                                    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         22 | OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS              YEAR
                                                                 ENDED             ENDED
                                                        MARCH 31, 2008     SEPTEMBER 30,
                                                           (UNAUDITED)              2007
------------------------------------------------------------------------------------------
OPERATIONS

Net investment loss                                     $   (3,512,961)   $   (8,169,033)
------------------------------------------------------------------------------------------
Net realized gain (loss)                                    (4,593,559)       91,123,274
------------------------------------------------------------------------------------------
Net change in unrealized appreciation                      (99,543,495)      113,739,843
                                                        ----------------------------------
Net increase (decrease) in
net assets resulting from operations                      (107,650,015)      196,694,084
==========================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------

Distributions from net realized gain:
Class A                                                     (5,795,249)              --
Class B                                                       (703,612)              --
Class C                                                       (438,029)              --
Class N                                                       (111,545)              --
Class Y                                                       (279,281)              --
                                                        ----------------------------------
                                                            (7,327,716)              --
==========================================================================================
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
resulting from beneficial interest transactions:
Class A                                                      6,253,743       (82,686,414)
Class B                                                         32,998       (21,421,628)
Class C                                                      1,425,965        (6,075,280)
Class N                                                       (691,519)       (1,364,062)
Class Y                                                     (1,916,717)      (63,216,787)
                                                        ----------------------------------
                                                             5,104,470      (174,764,171)

NET ASSETS

Total increase (decrease)                                 (109,873,261)      21,929,913
------------------------------------------------------------------------------------------
Beginning of period                                        748,115,241      726,185,328
                                                        ----------------------------------

End of period (including accumulated net
investment loss of $3,700,609 and $187,648,
respectively)                                           $  638,241,980    $ 748,115,241
                                                        ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         23 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                      ENDED
                                             MARCH 31, 2008                                               YEAR ENDED SEPTEMBER 30,
CLASS A                                         (UNAUDITED)           2007          2006          2005           2004         2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   57.34     $    43.41     $   43.97     $   38.91     $    38.81    $   28.24
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.24) 1        (.52) 1       (.44) 1       (.31) 1        (.37)        (.26)
Net realized and unrealized gain (loss)               (7.87)         14.45          (.12)         5.37            .47        10.83
Total from investment operations                      (8.11)         13.93          (.56)         5.06            .10        10.57
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net
realized gain                                          (.55)            --            --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   48.68     $    57.34     $   43.41     $   43.97     $    38.91    $   38.81

                                                  ==================================================================================
TOTAL RETURN, AT NET ASSET VALUE 2                   (14.27)%        32.09%        (1.27)%       13.00%          0.26%       37.43%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets,end of period (in thousands)           $ 511,977     $  597,624     $ 527,434     $ 663,206     $  694,976    $ 772,420
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 569,848     $  545,405     $ 587,358     $ 681,607     $  775,665    $ 639,170
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.88)%        (1.05)%       (0.98)%       (0.74)%        (1.00)%      (0.83)%
Total expenses                                         1.24% 4        1.28% 4       1.28%         1.31%          1.29%        1.41%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  1.24%          1.28%         1.27%         1.26%          1.28%        1.35%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  64%           105%          133%          162%           135%         172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008           1.24%
        Year Ended September 30, 2007             1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        24 | OPPENHEIMER DISCOVERY FUND

                                                 SIX MONTHS
                                                      ENDED
                                             MARCH 31, 2008                                              YEAR ENDED SEPTEMBER 30,
CLASS B                                         (UNAUDITED)       2007          2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $    50.35     $   38.42     $   39.23     $    35.00     $    35.21     $    25.81
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.39) 1       (.79) 1       (.72) 1        (.58) 1       (1.50)         (1.09)
Net realized and unrealized gain (loss)            (6.88)        12.72          (.09)          4.81           1.29          10.49
                                             --------------------------------------------------------------------------------------
Total from investment operations                   (7.27)        11.93          (.81)          4.23           (.21)          9.40
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net realized gain                (.55)           --           --              --             --             --

Net asset value, end of period                $    42.53     $   50.35     $   38.42     $    39.23     $    35.00     $    35.21
                                              =====================================================================================

===================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE2                (14.59)%        31.05%        (2.06)%        12.08%         (0.60)%        36.42%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)      $   56,404     $  66,657     $  70,268     $  104,447     $  125,947     $  160,851
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $   62,327     $  66,155     $  88,967     $  114,500     $  151,725     $  148,410
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:   3
Net investment loss                               (1.66)%        (1.81)%       (1.79)%        (1.56)%        (1.85)%        (1.56)%
Total expenses                                      2.01% 4       2.05% 4       2.12%          2.20%          2.20%          2.35%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                               2.01%         2.05%         2.08%          2.11%          2.13%          2.10%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          105%          133%           162%           135%           172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008             2.01%
        Year Ended September 30, 2007               2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         25 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

                                               SIX MONTHS
                                                    ENDED
                                           MARCH 31, 2008                                           YEAR ENDED SEPTEMBER 30,
CLASS C                                       (UNAUDITED)          2007         2006         2005          2004         2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $        51.39      $  39.24     $  40.06     $  35.74      $  35.93     $  26.34
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.42) 1       (.83) 1      (.73) 1       (.59) 1      (.82)        (.44)
Net realized and unrealized gain (loss)             (7.02)        12.98         (.09)        4.91           .63        10.03
                                           -----------------------------------------------------------------------------------
Total from investment operations                    (7.44)        12.15         (.82)        4.32          (.19)        9.59
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net realized gain                 (.55)           --           --          --             --           --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $        43.40      $  51.39      $  39.24     $  40.06     $  35.74     $  35.93
==============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE 2                 (14.62)%      30.96%        (2.05)%      12.09%        (0.53)%      36.41%
------------------------------------------------------------------------------------------------------------------------------
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)   $       35,031      $ 40,107      $ 36,128     $ 41,841     $ 44,415     $ 48,263
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       38,699      $ 36,912      $ 39,709     $ 43,506     $ 49,464     $ 38,930
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (1.73)%       (1.88)%      (1.79)%      (1.54)%       (1.80)%      (1.58)%
Total expenses                                       2.09% 4       2.15% 4       2.16%        2.22%        2.19%        2.38%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                2.09%         2.11%         2.08%        2.09%        2.09%        2.12%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                64%          105%          133%         162%         135%         172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008                  2.09%
        Year Ended September 30, 2007                    2.15%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         26 | OPPENHEIMER DISCOVERY FUND

                                                    SIX MONTHS
                                                         ENDED
                                                MARCH 31, 2008                                           YEAR ENDED SEPTEMBER 30,
CLASS N                                            (UNAUDITED)        2007          2006          2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $    56.24     $    42.72     $   43.39     $   38.51     $   38.53     $  28.11
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.32) 1        (.66) 1       (.56) 1       (.42) 1       (.42)        (.35)
Net realized and unrealized gain (loss)               (7.71)         14.18          (.11)         5.30           .40        10.77
                                                -----------------------------------------------------------------------------------
Total from investment operations                      (8.03)         13.52          (.67)         4.88          (.02)       10.42
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (.55)            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    47.66     $    56.24     $   42.72     $   43.39     $   38.51     $  38.53
                                                ===================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE2                    (14.41)%        31.65%        (1.54)%       12.67%        (0.05)%      37.07%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $    9,047     $   11,463     $  10,055     $  10,263     $   9,719     $  4,363
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   10,575     $    9,969     $  10,473     $  10,133     $   7,381     $  3,088
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (1.21)%        (1.36)%       (1.27)%       (1.03)%       (1.26)%      (1.13)%
Total expenses                                         1.57% 4        1.64% 4       1.62%         1.68%         1.72%        2.12%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  1.57%          1.59%         1.55%         1.56%         1.58%        1.65%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  64%           105%          133%          162%          135%         172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008                1.57%
        Year Ended September 30, 2007                  1.64%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          27 | OPPENHEIMER DISCOVERY FUND

                                                    SIX MONTHS
                                                         ENDED
                                                MARCH 31, 2008                                           YEAR ENDED SEPTEMBER 30,
CLASS Y                                            (UNAUDITED)        2007          2006          2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $    59.82     $    45.20     $   45.68     $   40.31     $   40.07     $  29.08
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.17) 1        (.43) 1       (.36) 1       (.19) 1       (.21)        (.26)
Net realized and unrealized gain (loss)               (8.22)         15.05          (.12)         5.56           .45        11.25
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (8.39)         14.62          (.48)         5.37           .24        10.99
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (.55)            --            --            --            --           --
                                                -----------------------------------------------------------------------------------
Net asset value, end of period                   $    50.88     $    59.82     $   45.20     $   45.68     $   40.31     $  40.07
                                                ===================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE2                    (14.15)%        32.35%        (1.05)%       13.32%         0.60%       37.79%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $   25,783     $   32,264     $  82,300     $  40,506     $  53,096     $ 57,074
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   29,512     $   50,540     $  94,017     $  45,955     $  61,766     $ 43,531
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment loss                                   (0.58)%        (0.85)%       (0.77)%       (0.44)%       (0.67)%      (0.57)%
Total expenses                                         1.29%4         1.12% 4       1.08%         1.01%         0.95%        1.16%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  0.94%          1.07%         1.05%         0.96%         0.95%        1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  64%           105%          133%          162%          135%         172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008               1.29%
        Year Ended September 30, 2007                 1.12%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         28 | OPPENHEIMER DISCOVERY FUND

NOTE TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Discovery Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed

                         29 | OPPENHEIMER DISCOVERY FUND

NOTE TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse

                         30 | OPPENHEIMER DISCOVERY FUND

Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

During the fiscal year ended September 30, 2007, the Fund utilized $89,415,048 of capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2007, the Fund had available for federal income tax purposes unused capital loss carry-forward as follows:

                EXPIRING
                ---------------------------------------------
                2011                            $  5,101,341

As of March 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $9,694,900 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                         31 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
NOTE TO FINANCIAL STATEMENTS Unaudited

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

        Federal tax cost of securities                 $  554,051,369
                                                       ==============
        Gross unrealized appreciation                  $  113,290,695
        Gross unrealized depreciation                     (29,795,770)
                                                       --------------
        Net unrealized appreciation                    $   83,494,925
                                                       ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

        Projected Benefit Obligations Increased                 $    8,609
        Payments Made to Retired Trustees                           14,001
        Accumulated Liability as of March 31, 2008                 125,801

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an

                         32 | OPPENHEIMER DISCOVERY FUND
accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED MARCH 31, 2008     YEAR ENDED SEPTEMBER 30, 2007
                                    SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                           1,002,822     $  54,707,574         1,221,292    $  61,035,809
Dividends and/or
distributions reinvested          98,645         5,582,312                --               --
Redeemed                      (1,007,049)      (54,036,143) 1     (2,947,185)    (143,722,223) 2
                            ---------------------------------------------------------------------
Net increase (decrease)           94,418     $   6,253,743        (1,725,893)   $ (82,686,414)
                            =====================================================================

                         33 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST Continued

                           SIX MONTHS ENDED MARCH 31, 2008      YEAR ENDED SEPTEMBER 30, 2007
                             SHARES                 AMOUNT          SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS B
Sold                        248,846          $  11,759,125         193,099      $   8,448,396
Dividends and/or
distributions reinvested     13,865                687,149              --                 --
Redeemed                   (260,151)           (12,413,276) 1     (698,374)       (29,870,024) 2
                           ---------------------------------------------------------------------
Net increase (decrease)       2,560          $      32,998        (505,275)     $ (21,421,628)
                           =====================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                        139,809          $   6,854,250         127,996      $   5,758,648
Dividends and/or
distributions reinvested      8,140                411,828              --                 --
Redeemed                   (121,127)            (5,840,113) 1     (268,354)       (11,833,928) 2
                           ---------------------------------------------------------------------
Net increase (decrease)      26,822          $   1,425,965        (140,358)     $  (6,075,280)
                           =====================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                         52,792          $   2,807,281          69,855      $   3,468,221
Dividends and/or
distributions reinvested      1,961                108,769              --                 --
Redeemed                    (68,750)            (3,607,569) 1     (101,408)        (4,832,283) 2
                           ---------------------------------------------------------------------
Net decrease                (13,997)         $    (691,519)        (31,553)     $  (1,364,062)
                           =====================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                        117,263          $   6,556,321         263,961      $  13,680,722
Dividends and/or
distributions reinvested      4,680                276,635              --                 --
Redeemed                   (154,572)            (8,749,673) 1   (1,545,601)       (76,897,509) 2
                           ---------------------------------------------------------------------
Net decrease                (32,629)         $  (1,916,717)     (1,281,640)     $ (63,216,787)
                           =====================================================================

1. Net of redemption fees of $9,349, $1,023, $635, $174 and $484 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $3,088, $375, $209, $56 and $286 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3.PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2008, were as follows:

                                     PURCHASES            SALES
        -------------------------------------------------------
        IInvestment securities   $ 438,503,887   $  455,702,529

                         34 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        --------------------------
        Up to $200 million   0.75%
        Next $200 million    0.72
        Next $200 million    0.69
        Next $200 million    0.66
        Next $700 million    0.60
        Over $1.5 billion    0.58

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $918,901 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the

                         35 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4 FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $4,196,885, $1,648,704 and $164,733, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
March 31, 2008        $ 99,469         $ 3,603        $ 46,003         $ 3,429            $ 66

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2008, OFS waived $168 and $52,312 for Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2008, the Manager waived $15,042 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                         36 | OPPENHEIMER DISCOVERY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         37 | OPPENHEIMER DISCOVERY FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)    Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008